12. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Current Federal Tax Expense (Benefit)	$ 2,859,997	$ 3,024,953	$ 3,207,966
Current State and Local Tax Expense (Benefit)	595,915	205,779	126,466
Current Income Tax Expense (Benefit)	3,455,912	3,230,732	3,334,432
Deferred Federal Income Tax Expense (Benefit)	487,481	156,075	444,780
Other Income Tax Expense (Benefit), Continuing Operations	$ 3,943,393	$ 3,386,807	$ 3,779,212